American Century Investments®
Quarterly Portfolio Holdings
One Choice® Blend+ 2035 Portfolio
April 30, 2026

One Choice Blend+ 2035 Portfolio - Schedule of Investments
APRIL 30, 2026 (UNAUDITED)

	Shares	Value ($)
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 40.8%
Avantis U.S. Equity Fund G Class	853,343	19,626,886
Avantis U.S. Small Cap Value Fund G Class	114,533	2,343,354
Focused Dynamic Growth Fund G Class	64,425	5,615,950
Focused Large Cap Value Fund G Class	1,684,918	18,584,650
Growth Fund G Class	209,076	12,862,359
Heritage Fund G Class	118,009	3,129,602
Mid Cap Value Fund G Class	252,126	4,001,234
Small Cap Growth Fund G Class	86,332	2,275,716
		68,439,751
Domestic Fixed Income Funds — 27.4%
Avantis Core Fixed Income Fund G Class	3,614,731	30,363,739
High Income Fund G Class	831,740	7,236,139
Inflation-Adjusted Bond Fund G Class	370,215	3,972,410
Short Duration Fund G Class	126,149	1,236,257
Short Duration Inflation Protection Bond Fund G Class	297,674	3,185,116
		45,993,661
International Equity Funds — 21.6%
Avantis Emerging Markets Equity Fund G Class	217,591	3,714,278
Avantis International Equity Fund G Class	900,832	15,215,054
Emerging Markets Fund G Class	83,196	1,566,580
Focused International Growth Fund G Class	281,726	5,561,263
Global Real Estate Fund G Class	201,862	2,999,677
International Small-Mid Cap Fund G Class	105,948	1,387,918
International Value Fund G Class	357,308	4,348,444
Non-U.S. Intrinsic Value Fund G Class	141,539	1,510,216
		36,303,430
International Fixed Income Funds — 8.3%
Emerging Markets Debt Fund G Class	364,515	3,441,022
Global Bond Fund G Class	1,203,866	10,497,715
		13,938,737
Money Market Funds — 1.9%
U.S. Government Money Market Fund G Class	3,170,406	3,170,406
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $151,674,128)		167,845,985
OTHER ASSETS AND LIABILITIES — 0.0%		(1)
TOTAL NET ASSETS — 100.0%		$167,845,984

NOTES TO SCHEDULE OF INVESTMENTS
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in varying combinations of other mutual funds and exchange-traded funds advised by American Century Investments (the underlying funds). The fund’s asset allocation is intended to diversify investments among stocks, bonds, and short-term investments. The portfolio holdings of each underlying fund are available at americancentury.com, avantisinvestors.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Open-end management investment companies are valued at the reported NAV per share. Exchange-traded funds are listed or traded on a domestic securities exchange and are valued at the last reported sales price or at the official closing price as provided by the exchange.

3. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund's investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended April 30, 2026 follows (amounts in thousands):

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
Avantis U.S. Equity Fund	$17,959	$4,532	$5,173	$2,309	$19,627	853	$415	$428
Avantis U.S. Small Cap Value Fund	1,626	525	205	397	2,343	115	11	126
Focused Dynamic Growth Fund	4,581	1,898	1,225	362	5,616	64	48	298
Focused Large Cap Value Fund	13,465	5,950	1,177	347	18,585	1,685	10	1,696
Growth Fund	8,539	5,846	1,099	(424)	12,862	209	(38)	1,338
Heritage Fund	2,405	1,267	85	(457)	3,130	118	(2)	370
Mid Cap Value Fund	2,968	1,234	164	(37)	4,001	252	—	419
Small Cap Growth Fund	1,634	631	112	123	2,276	86	3	112
Avantis Core Fixed Income Fund	23,718	11,196	4,516	(34)	30,364	3,615	(15)	885
High Income Fund	5,574	2,119	426	(31)	7,236	832	(3)	340
Inflation-Adjusted Bond Fund	3,119	1,122	317	48	3,972	370	—	75
Short Duration Fund	836	414	9	(5)	1,236	126	—	37
Short Duration Inflation Protection Bond Fund	1,747	1,442	18	14	3,185	298	—	74
Avantis Emerging Markets Equity Fund	2,681	693	334	674	3,714	218	15	110
Avantis International Equity Fund	7,236	7,250	1,223	1,952	15,215	901	33	413
Emerging Markets Fund	1,248	202	330	447	1,567	83	33	28
Focused International Growth Fund	4,009	1,548	137	141	5,561	282	—	47
Global Real Estate Fund	2,164	621	84	299	3,000	202	1	95
International Small-Mid Cap Fund	1,086	250	116	168	1,388	106	4	35
International Value Fund	2,901	1,101	205	551	4,348	357	5	301
Non-U.S. Intrinsic Value Fund	1,347	332	213	44	1,510	142	13	150
Emerging Markets Debt Fund	2,640	866	135	71	3,442	365	1	154
Global Bond Fund	9,419	3,389	2,200	(110)	10,498	1,204	4	390
U.S. Government Money Market Fund	—	3,185	15	—	3,170	3,170	—	45
	$122,902	$57,613	$19,518	$6,849	$167,846	15,653	$538	$7,966
(1)Underlying fund investments represent G Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual financial statements.